INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Costs and expenses
Depreciation of leased assets	$ 837,199	$ 676,427
Total	4,581,241	3,852,014
R&D capitalized	1,947,504	3,241,008
Total	6,528,745	7,093,022
Research and development expenses
Costs and expenses
Amortization of intangible assets	1,164,940	1,511,118
Analysis and storage		11,568
Import and export expenses		850
Depreciation of property, plant and equipment	157,808	142,373
Freight and haulage	3,917	5,300
Employee benefits and social securities	1,307,126	861,312
Maintenance	206,778	217,066
Energy and fuel	3,628	79,121
Supplies and materials	847,382	559,044
Mobility and travel	13,771	108,694
Share-based incentives	188,250	6,975
Professional fees and outsourced services	491,787	293,776
Office supplies and registrations fees	170,375	21,454
Information technology expenses	4,375	11,996
Insurance	21,049	10,537
Depreciation of leased assets		10,650
Miscellaneous	55	180
Total	$ 4,581,241	$ 3,852,014